Changes in Liability for Policy and Contract Claims (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Liability For Policy And Contract Claims [Line Items]
Strengthened reserve as a result of changes in estimates related to prior year insured events	$ 237	[1]	$ 651	[2]	$ 799	[3]
Change in reserves	3,405	[1]	3,562	[2]	3,436	[3]
Total incurred	3,642	[1]	4,213	[2]	4,235	[3]
U.S. Mortgage Insurance
Liability For Policy And Contract Claims [Line Items]
Strengthened reserve as a result of changes in estimates related to prior year insured events			415		514
U.S. Mortgage Insurance | Loss Mitigation
Liability For Policy And Contract Claims [Line Items]
Change in reserves	73		95		194
Total incurred	601		472		540
Workouts Loan Modifications and Pre Sales | U.S. Mortgage Insurance | Loss Mitigation
Liability For Policy And Contract Claims [Line Items]
Change in reserves	70		88		186
Total incurred	574		434		390
Rescissions | U.S. Mortgage Insurance | Loss Mitigation
Liability For Policy And Contract Claims [Line Items]
Change in reserves	3		7		8
Total incurred	27		38		150
Reinstatements | U.S. Mortgage Insurance | Loss Mitigation
Liability For Policy And Contract Claims [Line Items]
Strengthened reserve as a result of changes in estimates related to prior year insured events	$ 31		$ 84		$ 175

[1]	Current year reserves related to our U.S. Mortgage Insurance segment for the year ended December 31, 2012 were reduced by loss mitigation activities of $73 million, including $70 million related to workouts, loan modifications and pre-sales, and $3 million related to rescissions, net of reinstatements. Loss mitigation actions related to prior year delinquencies resulted in a reduction of expected losses of $601 million for the year ended December 31, 2012, including $574 million related to workouts, loan modifications and pre-sales, and $27 million related to rescissions, net of reinstatements of $31 million.
[2]	Current year reserves related to our U.S. Mortgage Insurance segment for the year ended December 31, 2011 were reduced by loss mitigation activities of $95 million, including $88 million related to workouts, loan modifications and pre-sales, and $7 million related to rescissions, net of reinstatements. Loss mitigation actions related to prior year delinquencies resulted in a reduction of expected losses of $472 million for the year ended December 31, 2011, including $434 million related to workouts, loan modifications and pre-sales, and $38 million related to rescissions, net of reinstatements of $84 million.
[3]	Current year reserves related to our U.S. Mortgage Insurance segment for the year ended December 31, 2010 were reduced by loss mitigation activities of $194 million, including $186 million related to workouts, loan modifications and pre-sales, and $8 million related to rescissions, net of reinstatements. Loss mitigation actions related to prior year delinquencies resulted in a reduction of expected losses of $540 million for the year ended December 31, 2010, including $390 million related to workouts, loan modifications and pre-sales, and $150 million related to rescissions, net of reinstatements of $175 million.